Collaboration Agreement	9 Months Ended
Sep. 30, 2013
Text Block [Abstract]
Collaboration Agreement

6. Collaboration Agreement

Grifols License and Collaboration Agreement

On May 20, 2013, the Company and Grifols, S.A., (“Grifols”) and certain other investors (the “Investors”) entered into a Stock Purchase Agreement (the “Stock Purchase Agreement”), pursuant to which the Company agreed, subject to the terms and conditions set forth in the Stock Purchase Agreement, to issue and sell a total of 209,774,558 shares of the Company’s common stock (“Common Stock”), to Grifols and an additional 124,193,546 shares of Common Stock to the Investors, for a total sale of 333,968,104 shares of Common Stock (the “Company Stock Sale”), for a purchase price of $0.124 per share. The aggregate gross consideration payable to the Company in the Company Stock Sale is approximately $41.4 million.

In conjunction with signing the Stock Purchase Agreement, the Company and Grifols agreed to enter into a License and Collaboration Agreement (the “License Agreement”) at the closing of the Company Stock Sale. The License Agreement would exclusively license the Company’s inhaled liposomal ciprofloxacin compounds for the indication of non-cystic fibrosis bronchiectasis and other indications (the “Program”) to Grifols on a worldwide basis. Grifols would fund development expenses and commercialize products from the Program (“Products”), and pay development milestones and royalties on future commercial sales of Products. The License Agreement is described further below.

The Company held a special meeting of its shareholders on July 15, 2013 to (i) approve certain amendments to the Company’s charter, including amendments necessary to increase the total number of shares of Common Stock authorized to be issued by the Company to at least 706,830,627 shares, including the 333,968,104 shares to be sold in the Company Stock Sale (the “Charter Amendment”) and (ii) to approve the Company’s closing of the Company Stock Sale and entering into the License Agreement, Governance Agreement and other agreements described below and in the Stock Purchase Agreement (the “Transactions”). Shareholders of the Company holding more than 50% of the outstanding shares of the Company’s Common Stock voted in favor of these proposals at the special meeting.

The closing of the Transactions was subject to certain closing conditions, including, among others the Company’s entering into binding terms with a third party to commercially manufacture Products to permit the Company to satisfy its obligation to commercially supply Grifols with Products. All conditions to the closing of the Transactions were met as of August 27, 2013 and the Company Stock Sale was completed on August 27, 2013.

Grifols paid approximately $26.0 million for the shares of the Company’s common stock at a purchase price of $0.124 per share, which reflected the contractual price for the Company’s common stock as stated in the Stock Purchase Agreement on May 20, 2013. Following the announcement of the collaboration, execution of a supply agreement and satisfaction of other conditions of closing, the stock price rose to $0.20 at the time of closing. Consequently, the contractual price of $0.124 per share resulted in a $0.076 per share discount from the August 27, 2013 closing price of $0.20 per share, or a discount of approximately $15.9 million from the fair market value of the common stock on the effective date of the Grifols License and Collaboration Agreement. The Company determined this transaction was not within the scope of ASC 605-25 and, accordingly, the Company recorded the sale of common stock to Grifols at fair value based on the closing price of the Company’s stock on August 27, 2013 of $0.20 per share. This discount, which is a non-cash charge, has been recorded as Collaboration Arrangement Acquisition Cost in the Company’s Condensed Consolidated Statement of Operations for the three and nine-month period ended September 30, 2013.

License Agreement

The License Agreement was signed simultaneously with the closing of the Company Stock Sale. Under the License Agreement, the Company granted to Grifols an exclusive license to the Program, the lead product candidate of which is named Pulmaquin®. The license permits Grifols to commercialize Products throughout the world and grants Grifols a back-up manufacturing right to produce Products.

The Company is responsible for developing the Product for non-cystic fibrosis bronchiectasis or pulmonary infections associated with non-cystic fibrosis bronchiectasis, in accordance with an agreed upon development plan and pursuant to a Grifols-funded budget of $65 million (which includes allocations for the Company’s internal, fully-burdened expenses). Any excess expenses are the responsibility of the Company. The Company will develop the Product for additional indications at Grifols’ sole expense if Grifols elects to pursue such development.

The Company is responsible for obtaining regulatory approval of the first indication for the Product in the United States and the European Union. Grifols is responsible for additional regulatory expenses, including the cost of obtaining approval outside the United States and European Union, and the cost of maintaining approvals globally. Grifols is responsible to use diligent efforts to commercialize the Product in countries where regulatory approval has been obtained.

The Company is responsible for supplying Grifols’ requirements of the Product, and must establish primary and back-up suppliers acceptable to Grifols. Grifols will purchase Products from the Company on a cost pass-through basis plus a margin.

The collaboration between Grifols and the Company is governed by a joint committee comprised of equal representation by the Company and Grifols and operated on a consensus basis. In the event that the parties do not agree, Grifols has deciding authority, except with respect to specific matters specified in the License Agreement. The Company has no obligation to participate in the joint committee after the first commercial sale of the product, but may do so at its discretion. Accordingly, the Company determined that it can separate performance obligations that occur over the development period from performance obligations that will occur during the commercialization period.

With respect to the US and EU development and approval of Pulmaquin for non-cystic fibrosis bronchiectasis management, Grifols will pay to Aradigm reimbursements of development costs up to $65 million and development milestone payments of up to $25 million. Additionally, royalty payments on a country-by-country basis on net sales at a rate of either 12.5% or 20% (depending on the amount of net sales) for so long as there is patent coverage or orphan drug designation (or, if longer, 10 years), except that payments will be reduced by half on a country-by-country basis in the event that another inhaled liposomal product containing ciprofloxacin is being sold for an indication for which the Aradigm product has regulatory approval. Royalty payments may also be reduced by 50% if Aradigm has no valid patent claim or orphan drug protection in that country.

Revenue has been recognized under the License Agreement as follows at September 30, 2013: The Company has a deferred revenue balance of $8.8 million for the reimbursement of development expenses at the quarter ended September 30, 2013 as well as collaboration revenues of $4.3 million for the reimbursement of development expenses for the quarter ended September 30, 2013.

Option Agreement

Simultaneously with execution of the License Agreement, Aradigm entered into an Option Agreement (the “Option Agreement”) with Grifols granting Grifols a limited term option to license Aradigm’s AERx® pulmonary drug delivery platform for use with another molecule. The Option Agreement affords Grifols a limited period of time to conduct a diligence assessment. If Grifols elects to proceed with a license, Grifols will pay Aradigm a low single digit royalty on net sales but bear all costs associated with development and commercialization.

Governance Agreement

In connection with and simultaneously with the closing of the Company Stock Sale, the Company and Grifols entered into a Governance Agreement (the “Governance Agreement”), which sets forth certain rights and obligations of the Company and Grifols concerning, among other things, certain corporate governance matters, certain limitations on future acquisitions of shares of Common Stock by Grifols, and certain rights by Grifols to maintain a target level of ownership in the Company.

On the date the Governance Agreement was executed, the Company’s board of directors was reconstituted to consist of its chief executive officer, three independent directors under the NASDAQ Marketplace Rules and two persons designated by Grifols. The number of persons Grifols is entitled to designate for consideration for election to the Company’s board of directors by the Company’s nominating committee will thereafter depend on the percentage of beneficial ownership of the Company held by Grifols.

The Governance Agreement also provides that during the period beginning on the date of Closing and ending 12 months after the first commercial sale of a Product (the “Restricted Period”), Grifols will not directly or indirectly acquire or offer to acquire any shares of Common Stock except (i) with the approval of the Company’s board of directors and a majority of its independent directors, (ii) effected solely to the extent necessary to maintain the beneficial ownership of Grifols and its affiliates at an amount equal to 35% (the “Target Percentage”) of the shares of Common Stock on a Fully Diluted Basis (as defined in the Governance Agreement), or (iii) in order to maintain its ownership percentage in the event that the Company issues new securities, in accordance with the provisions of the Governance Agreement. The Restricted Period terminates upon the occurrence of certain events, including a change in control of the Company and a third party publicly proposing to acquire the Company. The Governance Agreement further imposes certain “standstill” obligations on Grifols during the Restricted Period, pursuant to which Grifols and certain related persons are prohibited from soliciting proxies from the Company’s shareholders, granting proxies or entering into voting agreements and seeking additional representation on the Company’s board of directors.

The Governance Agreement provides Grifols with certain preemptive rights to participate in future issuances of Common Stock or equivalents of Common Stock by the Company, or the right to acquire shares of Common Stock from third parties or on the open market to maintain its Fully Diluted Ownership at the Target Percentage.

The Governance Agreement requires the approval of Grifols for certain actions by the Company which would adversely affect Grifols’ rights under the Governance Agreement, and for the Company to terminate the employment of its Chief Executive Officer or to appoint any successor Chief Executive Officer.

Registration Rights Agreements

In connection with and concurrently with the closing of the Company Stock Sale, the Company entered into a Registration Rights Agreement with Grifols (the “Grifols Registration Rights Agreement”), pursuant to which the Company agreed to provide registration rights to Grifols with respect to the shares of Common Stock to be acquired in the Company Stock Sale. Under such agreement, Grifols will be entitled to require the Company to file with the SEC certain registration statements under the Securities Act of 1933, as amended (the “Securities Act”), with respect to the resale of the shares of Common Stock acquired by Grifols in the Company Stock Sale up to three times on Form S-1 and up to six times on Form S-3, and to include its shares of Common Stock in any registration the Company proposes for its own account or for the account of one or more of its shareholders.

In connection with and concurrently with the closing of the Company Stock Sale, the Company and the Investors also entered into a Registration Rights Agreement (the “Investors Registration Rights Agreement”). Pursuant to the Investors Registration Rights Agreement, the Company is required to file a registration statement to cover the resale of the shares of the Common Stock acquired by the investors in the Company Stock Sale. The failure on the part of the Company to satisfy the deadlines set forth in the Investors Registration Rights Agreement may subject the Company to payment of certain monetary penalties. In addition, pursuant to the terms of the Stock Purchase Agreement, the Company has agreed, among other things, not to file any other registration statement (other than any registration statement on Form S-4 or Form S-8, and subject to certain other limitations and exclusions) until the Common Stock subject thereto is covered by an effective registration statement or freely salable under Rule 144 under the Securities Act.